UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 141.8%

Corporate — 8.7%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$3,884,120
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	1,955	1,994,765
Series A, 5.65%, 5/15/18	1,000	1,105,970

		6,984,855

County/City/Special District/School District — 59.9%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,678,900
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	5,988,988
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 5.63%, 10/01/32 (a)	7,560	1,732,752
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.32%, 10/01/19	5,365	3,105,852
5.29%, 10/01/20	10,000	5,435,100
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,327,732
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	1,015,140
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,128,860
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,348,960
Northern Palm Beach County Improvement District, RB:
Water Control & Improvement, Unit of Development No. 43, 6.10%, 8/01/11 (b)	2,735	2,930,334
Water Control Improvement, Series 43, 6.10%, 8/01/21	380	377,214
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	1,000	762,180
5.00%, 8/01/31	1,000	733,730

Municipal Bonds	Par (000)	Value

Florida (continued)

County/City/Special District/School District (concluded)
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	$3,915	$3,620,514
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	2,033,411
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	1,300	1,188,395
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	5,004,650
Sub-Series B, 6.35%, 1/01/18	2,000	2,007,540
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,200	1,213,152
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	573,450

		48,206,854

Education — 1.0%
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	777,490

Health — 18.0%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	446	454,050
Halifax Hospital Medical Center, Refunding RB, Series A, 5.25%, 6/01/26	2,500	2,484,325
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,268,547
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,515,060
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,501,785
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,948,311

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)

Health (concluded)
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,361,111

		14,533,189

Housing — 3.2%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (GNMA), 4.70%, 7/01/22	1,770	1,771,699
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (GNMA), 5.63%, 10/01/39	800	830,408

		2,602,107

State — 14.5%
Florida Municipal Loan Council, RB, CAB, Series A (NPFGC), 5.19%, 4/01/20 (a)	4,000	2,394,120
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,540,771
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	554,125
Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,167,120

		11,656,136

Transportation — 3.8%
County of Lee Florida, Refunding RB, Series B (AMBAC), 5.00%, 10/01/22	3,000	3,079,950

Utilities — 32.7%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,129,109
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	1,019,800
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21	1,000	1,058,110
5.00%, 10/01/22	2,000	2,054,000
5.00%, 10/01/23	1,375	1,403,064
City of Palm Coast Florida, RB (NPFGC):
5.00%, 10/01/22	1,770	1,811,613
5.00%, 10/01/23	1,485	1,516,497
5.00%, 10/01/24	1,500	1,526,805
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,514,640
Sumter County IDA Florida, RB, North Sumter Utility Co., LLC Project, AMT, 6.80%, 10/01/32	1,145	1,144,851
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,079,635
5.00%, 10/01/23	1,180	1,235,271

Municipal Bonds	Par (000)	Value

Florida (concluded)

Utilities (concluded)
Tohopekaliga Water Authority, Refunding RB, Series A (AGM):
5.00%, 10/01/21	$3,630	$3,752,440
5.00%, 10/01/23	2,000	2,056,500

		26,302,335

Total Municipal Bonds in Florida		114,142,916

U.S. Virgin Islands — 1.7%

Corporate — 1.7%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	1,500	1,362,030

Total Municipal Bonds in U.S. Virgin Islands		1,362,030

Total Municipal Bonds – 143.5%		115,504,946

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Florida — 10.7%

County/City/Special District/School District — 8.2%
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	6,510	6,571,585

Housing — 2.5%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	990	1,072,012
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	913	949,743

		2,021,755

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 10.7%		8,593,340

Total Long-Term Investments (Cost – $124,775,243) – 154.2%		124,098,286

2	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA Florida Municipal Money Fund 0.00% (d)(e)	1,400,200	$1,400,200

Total Short-Term Securities (Cost – $1,400,200) – 1.7%		1,400,200

Total Investments (Cost – $126,175,443*) – 155.9%		125,498,486
Other Assets Less Liabilities – 2.8%		2,266,757
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.4)%		(4,375,056)
Preferred Shares, at Redemption Value – (53.3)%		(42,904,007)

Net Assets Applicable to Common Shares – 100.0%		$80,486,180

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,841,667

Gross unrealized appreciation	$2,594,774
Gross unrealized depreciation	(3,309,525)

Net unrealized depreciation	$(714,751)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA Florida Municipal Money Fund	120,735	1,279,465	1,400,200	$105

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$124,098,286	—	$124,098,286
Short-Term Securities	$1,400,200	—	—	1,400,200

Total	$1,400,200	$124,098,286	—	$125,498,486

1 See above Schedule of Investments for values in each sector.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 28, 2010